TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	September 30, 2024	December 31, 2023
Trades payables	$306,389	$157,705
VAT, income and dividend taxes payable	6,840	28,027
Salaries payable	39,443	72,783
	$352,672	$258,515

	December 31, 2023	December 31, 2022
Trade payables	$157,705	$40,241
VAT, income and dividend taxes payable	28,027	43,703
Salaries payable	72,783	70,417
	$258,515	$154,361